Subsequent Events - Schedule of Pro Forma Information - Condensed Income Statement (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Total interest and dividend income	$ 11,623	$ 11,667	$ 11,365	$ 11,315	$ 11,443	$ 11,127	$ 11,025	$ 11,286	$ 45,970	$ 44,881
Total interest expense									4,104	4,907
Net interest income	10,751	10,684	10,266	10,165	10,289	9,917	9,781	9,987	41,866	39,974
Net interest income after provision for loan losses									40,366	38,874
Total noninterest income									13,874	12,062
Total noninterest expense									41,550	43,384
Income taxes									3,162	1,373
Net income	2,270	2,306	2,240	2,712	1,043	1,566	1,657	1,913	9,528	6,179
Preferred stock dividends and discount accretion									1,873	1,159
Net income available to common shareholders									7,655	5,020
Earnings per common share, basic	$ 0.23	$ 0.25	$ 0.24	$ 0.27	$ 0.09	$ 0.17	$ 0.18	$ 0.21	$ 0.99	$ 0.65
Earnings per common share, diluted	$ 0.21	$ 0.21	$ 0.21	$ 0.22	$ 0.08	$ 0.17	$ 0.18	$ 0.21	$ 0.85	$ 0.64
Pro Forma [Member] | TCNB Financial Corp [Member] | FCBC Financial Corp [Member]
Condensed Financial Statements, Captions [Line Items]
Total interest and dividend income									50,597	49,668
Total interest expense									4,440	5,280
Net interest income									46,157	44,388
Provision for loan losses									1,535	1,180
Net interest income after provision for loan losses									44,622	43,208
Total noninterest income									14,316	12,506
Total noninterest expense									45,220	46,833
Income before income taxes									13,718	8,881
Income taxes									3,483	1,710
Net income									10,235	7,171
Preferred stock dividends and discount accretion									1,873	1,159
Net income available to common shareholders									$ 8,362	$ 6,012
Earnings per common share, basic									$ 1.08	$ 0.78
Earnings per common share, diluted									$ 0.91	$ 0.77